Basis of Presentation and Summary of Significant Accounting Policies (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Impairment of finite-lived intangibles and goodwill
Due from related party for future shipments	$ 1,300,000		1,300,000	1,286,000
Cost of revenue	$ 2,183,112	$ 4,148,398	$ 12,623,576	20,610,000
Lease term	20 years		20 years
Equipment [Member]
Lease term	3 years
Property [Member] | Minimum [Member]
Lease term	5 years
Property [Member] | Maximum [Member]
Lease term	20 years
Bacolod Blue Star Export Corp. [Member]
Cost of revenue	$ 170	$ 291,000	$ 1,280,000	$ 9,531,000